SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 13, 2025	Nov. 11, 2025	Feb. 13, 2025	Feb. 07, 2025	Jan. 22, 2025	Oct. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2025	Feb. 17, 2025	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Total face value			$ 31,250		$ 31,250				$ 279,878	$ 9,687,500		$ 40,625	$ 62,500	$ 1,066,391
Original issuance discounts			$ 6,250		6,250				46,646	$ 5,943,425		8,125	12,500	213,278
Number of shares issued, value							$ 28,561	$ 229,084
Common Stock [Member]
Number of shares issued							2,238	17,950
Number of shares issued, value								$ 2
Purchase Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Number of shares issued			100,000,000
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Derivative, Notional Amount											$ 3,750,000
Derivative, Average Variable Interest Rate											92.50%
Derivative, Floor Interest Rate											4.00%
Aspire Biopharma Inc [Member]
Total face value									279,878			40,625	62,500	1,066,391
Original issuance discounts									46,646			$ 8,125	$ 12,500	$ 213,278
Number of shares issued, value
Aspire Biopharma Inc [Member] | Common Stock [Member]
Number of shares issued
Number of shares issued, value
Subsequent Event [Member] | Common Stock [Member]
Debt conversion, converted instrument, shares issued	48,050,971					9,900,237
Subsequent Event [Member] | Convertible Debt [Member]
Conversion of convertible notes into common stock	$ 5,260,571					$ 1,631,661
Subsequent Event [Member] | E L O C Agreement [Member]
Number of shares issued		100,000,000
Number of shares issued, value		$ 250,000
Share fee		$ 25,000
Subsequent Event [Member] | Aspire Biopharma Inc [Member]
Stockholders equity reverse stock split				Company’s board of directors voted unanimously to a 15.9538267 for 1 reverse split
Business combination of outstanding common shares				531,822,059
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | Purchase Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Number of shares issued			100,000,000
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Derivative, Notional Amount											$ 3,750,000
Derivative, Average Variable Interest Rate											92.50%
Derivative, Floor Interest Rate											4.00%
Subsequent Event [Member] | Non Convertible 20 % OlD Note Payable [Member] | Aspire Biopharma Inc [Member]
Total face value					31,250
Gross proceeds					$ 2,500,000
Exit fee percentage					5.00%
Original issuance discounts					$ 6,250